Significant Accounting Policies	6 Months Ended
Jun. 30, 2014
Significant Accounting Policies
Significant Accounting Policies

2                              Significant Accounting Policies

All accounting policies are as described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2013 filed with the Securities and Exchange Commission on February 28, 2014.